Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income
USD'000
Accumulated other comprehensive income as at December 31, 2020		6,940
Total net foreign currency translation adjustments	(1,720)
Total change in unrealized gains related to available-for-sale debt securities	1,965
Total defined benefit pension adjustment	1,572
Total reclassification adjustments	(7,350)
Total other comprehensive income/(loss), net		(5,533)
Accumulated other comprehensive income as at December 31, 2021		1,407
Total net foreign currency translation adjustments	(470)
Total defined benefit pension adjustment	2,934
Total reclassification adjustments under ASC 830-30-40-1	2,402
Total other reclassification adjustments	(338)
Total other comprehensive income/(loss), net		4,528
Accumulated other comprehensive income as at December 31, 2022		5,935